Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2020
Accumulated Other Comprehensive Loss
Schedule of accumulated other comprehensive loss

Accumulated other comprehensive loss was comprised of the following as of December 31, 2020 and December 31, 2019 (in thousands):

	December 31,
	2020	2019
Foreign currency translation loss	$(170)	$(216)
Unrealized loss on investments	(60)	—
Total accumulated other comprehensive loss	$(230)	$(216)